Expense Example - R2 R5 R6 Shares - JPMorgan Total Return Fund	Class R2 1 Year	Class R2 3 Years	Class R2 5 Years	Class R2 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	118	386	673	1,493	47	174	312	714	42	147	262	597